MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED JULY 1, 2014 TO

PROSPECTUS DATED APRIL 1, 2014

Shareholders of each of the Diversified Assets Portfolio and Treasury Portfolio have approved a new management agreement, effective June 30, 2014, between the Portfolio and its investment adviser to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled “PORTFOLIO SUMMARIES — Diversified Assets Portfolio — Fees and Expenses of the Portfolio” and “Example” on page 3 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Shares
Management Fees	0.33%
Other Expenses	0.04%
Transfer Agent Fees	0.02%
Service Agent Fees	None
Other Operating Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.37%
Expense Reimbursement(2)	(0.02)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.35%. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$117	$206	$466

2.	Effective June 30, 2014, the disclosure under the section entitled “PORTFOLIO SUMMARIES — Treasury Portfolio — Investment Objective” on page 12 of the Prospectus is amended and restated as follows:

The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

3.	Effective June 30, 2014, the information under the sections entitled “PORTFOLIO SUMMARIES — Treasury Portfolio — Fees and Expenses of the Portfolio” and “Example” on page 12 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Shares
Management Fees	0.18%
Other Expenses	0.04%
Transfer Agent Fees	0.02%
Service Agent Fees	None
Other Operating Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.22%
Expense Reimbursement(2)	(0.02)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$69	$122	$278

4.	Effective June 30, 2014, the information under “Advisory Fees” on page 22 of the Prospectus is supplemented as follows with respect to the Diversified Assets Portfolio and Treasury Portfolio to reflect new contractual management fees:

Effective June 30, 2014, as compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than servicing fees, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses such as taxes, interest and indemnification expenses) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The expense reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

In order to avoid a negative yield, NTI may reimburse additional expenses or waive management fees of the Portfolios. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield.

A discussion regarding the Board of Trustees’ basis for its approval of the Portfolios’ Management Agreement will be available in the Portfolios’ semiannual report to shareholders for the six-month period ended May 31, 2014.

Portfolio	Contractual Management Fee Rate Effective June 30, 2014
Diversified Assets	0.33%
Treasury Portfolio	0.18%

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT MM (7/14)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS